[THE AMERICAN FUNDS GROUP(R)]

INTERMEDIATE BOND FUND OF AMERICA

[photographs of the Fixed Income Trading Room]

SEMI-ANNUAL REPORT
FOR THE SIX MONTHS
ENDED FEBRUARY 28, 2001


INTERMEDIATE BOND FUND OF AMERICA(R) IS ONE OF THE 29 AMERICAN FUNDS, THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

INTERMEDIATE BOND FUND OF AMERICA seeks to earn current income, consistent with preservation of capital, by investing primarily in fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better (as rated by Standard & Poor's or Moody's Investors Service) or equivalent unrated securities.

In pursuing its objective, the fund takes a middle course, seeking a higher yield than money market funds (which typically offer a stable principal value) with less volatility than longer term bonds (which typically provide higher income).

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2001 (the most recent calendar quarter):

CLASS A SHARES                            10 YEARS      5 YEARS       1 YEAR

reflecting 3.75% maximum sales charge     +6.51%        +5.66%        +7.29%

Results for other share classes can be found on page 20.


The fund's 30-day yield for Class A shares as of March 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 5.27%. The fund's distribution rate for Class A shares as of that date was 5.74%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS:

During the past six months, the record economic expansion in the United States began to sputter, prompting many investors to reconsider their asset allocations. As stock prices tumbled and expectations of lower interest rates grew, high-grade bond prices climbed steadily, led by a strong rally in U.S. Treasuries. Intermediate Bond Fund of America benefited from this renewed appetite for bonds. The net asset value of the fund rose to $13.57 per share from $13.08 over the six months ended February 28.

During this period, shareholders also received a steady stream of monthly dividends totaling 42 cents a share. Those who reinvested dividends earned an income return of 3.3% (6.5% annualized). Those who elected to receive dividends in cash recorded an income return of 3.2% (6.4% annualized). The income return combined with share appreciation produced a six-month total return of 7.1% for those who reinvested dividends.

The average return of 130 Short-Intermediate Investment-Grade Debt funds tracked by Lipper Inc. was 5.9% for the same period. The unmanaged Salomon Smith Barney Broad Investment-Grade Medium-Term Bond Index, which has no expenses, posted a total return of 7.3%.

ECONOMIC REVIEW

The U.S. economy was exhibiting signs of weakness when your fund's fiscal year began on September 1, 2000. Nonetheless, short-term interest rates showed only modest declines as the Federal Reserve persisted in its efforts to forestall inflationary pressures.

In the months that followed, fears of a hard landing or possible recession began to cloud investors' outlooks and dampen expectations of continued economic growth. As company after company lowered earnings estimates and high-flying technology ventures folded, stock markets weakened and investor concerns intensified.

U.S. Treasuries benefited most from this market anxiety and the shift in economic momentum. Prices for government debt rose steadily through the end of 2000, as more investors sought relief in high-quality bonds and anticipated further declines in interest rates. Treasury prices were also supported by the government's ongoing program to reduce federal debt.

In early January, the Federal Reserve abruptly lowered short-term interest rates a half point. This aggressive action was repeated a few weeks later in a second rate cut. The rally in Treasuries extended through the end of the reporting period, buoyed by expectations of further rate reductions and an accelerating decline in many stock market indexes. On March 20, after the close of the fund's six-month reporting period, the Federal Reserve again reduced short-term rates by another half point. All told, these three actions brought the federal funds rate down to 5.0% from 6.5%.

RESULTS AT A GLANCE
(AS OF FEBRUARY 28, 2001, WITH ALL DISTRIBUTIONS REINVESTED)

                         CUMULATIVE         AVERAGE ANNUAL
                         RETURN             COMPOUND RETURN

One year                 +11.9%             --
Five years               +35.4              +6.2%
Ten years                +94.9              +6.9
Lifetime                 +142.7             +7.0
(since 2/19/88)

Other high-quality bonds also gained in price during the period, but at a more modest pace. Mortgage-backed obligations lagged behind Treasuries, in part because the declining interest-rate environment increased the likelihood of mortgage prepayments, making mortgage-backed bonds less attractive for many investors. High-quality corporate bonds posted moderate price gains, though historically they remain undervalued versus comparable Treasuries.

HOW YOUR FUND RESPONDED

Over the past six months, your fund's portfolio counselors adjusted the mix of securities held in the portfolio to take better advantage of declining interest rates and rising appetites for high-quality bonds. As a percent of net assets, Treasury debt grew to 17% from 11%. Exposure to mortgage-backed securities fell to 35% from 39%, while corporate bonds increased about six percentage points. Overall, Triple-A rated debt, as a percent of assets, remained constant at about 67%.

In addition, your counselors sought to protect the fund's principal against a sudden rise in medium- to long-term interest rates by investing in debt with shorter maturities. The amount of debt maturing beyond five years decreased significantly, to some 24% of assets from 36% in August. At the same time, debt maturing in one to five years rose to 66% of the fund's net assets from 54% at the beginning of the period. The effective average maturity of the fund's portfolio now stands at 3.9 years, down from 4.8 years six months ago.

Over the past twelve months, Intermediate Bond Fund of America has recorded a total return of 11.9%, well above its average annual lifetime return of 7.0%. While we are certainly pleased by these gains, we also caution shareholders that returns will vary over the course of economic and interest-rate cycles. Double-digit returns are the exception for high-quality bonds, not the rule.

Nonetheless, the objectives of Intermediate Bond Fund of America may be best appreciated in times like these, when the economy is struggling and stock prices are retreating. The high credit quality of your fund's holdings combined with its intermediate average maturity, can provide a buffer against price volatility. Additionally, your portfolio counselors remain committed to preserving capital while providing a steady stream of current income. We believe that Intermediate Bond Fund of America offers long-term value for its shareholders by maintaining these objectives over the uncertain course of shifting economic cycles.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.               /s/ John H. Smet
Paul G. Haaga, Jr.                   John H. Smet
Chairman of the Board                President

April 16, 2001


INTERMEDIATE BOND FUND OF AMERICA
Investment Portfolio, February 28, 2001

[pie chart]
Corporate Bonds                                                                    20%
Asset Backed                                                                        19
Federal Agency Mortgage-Backed                                                      18
U.S. Treasury Obligations                                                           17
Commercial Mortgage-Backed                                                          13
Collateralized Mortgage Obligations                                                  4
Other                                                                                2               Unaudited
Federal Agency Debentures                                                            1
Cash & Equivalents                                                                   6
                                                                                  100%
[end pie chart]

                                                                            Principal       Market     Percent
                                                                               Amount        Value      of Net
Bonds & Notes                                                                    (000)        (000)     Assets

CORPORATE BONDS - 19.98%

TRANSPORTATION(1) -  5.03%
AIR 2 US, Series A, 8.027% 2020 /2/                                            $ 9,612    $  10,276       .72%
Atlas Air, Inc. Pass-Through Trusts, Series 1998-1,                              2,370        2,435         .17
 Class A, 7.38% 2019
Continental Airlines Inc., pass-through certificates:
Series 1998-3, Class C1, 7.08% 2004                                              1,794        1,825
Series 1998-2, Class A, 6.41% 2007                                              21,273       21,494
Series 1996-2, Class A, 7.75% 2016                                               1,161        1,201
Series 1998-1, Class A, 6.648% 2019                                              3,315        3,299
Series 2000-1, Class B, 8.388% 2020                                             10,783       11,782        2.80
Jet Equipment Trust, Series 1995-B, Class A,                                     8,526        8,729         .62
 7.63% 2015 /2/
Northwest Airlines, Inc., pass-through certificates,                             3,471        3,771         .27
 Series 1999-3, Class G, 7.935% 2019
PSA Corp. Ltd. 7.125% 2005 /2/                                                   3,500        3,696         .26
US Airways, pass-through trust, Series 2001-1G,                                  2,600        2,655         .19
 7.076% 2021

                                                                                             71,163        5.03


BANKS  -  2.92%
ABN AMRO Bank NV 7.55% 2006                                                      3,000        3,208         .23
Bank of America Corp.:
7.875% 2005                                                                      4,000        4,287
7.40% 2011                                                                         750          783
BankAmerica Corp.:
6.65% 2001                                                                       1,600        1,603
5.875% 2009                                                                      3,175        3,032
NationsBank Corp.:
8.125% 2002                                                                      1,200        1,241
6.50% 2003                                                                       5,000        5,104
6.125% 2004                                                                      3,000        3,029        1.35
BANK ONE CORP., Series A, 5.625% 2004                                            3,300        3,270         .23
DBS Bank Ltd. 7.875% 2009 /2/                                                    3,000        3,160         .22
Merita Bank Ltd. 7.50% (undated)/2/ /3/                                          2,000        1,992         .14
Midland Bank PLC, 8.625% 2004                                                    4,000        4,392         .31
Regional Diversified Funding Ltd. 9.25% 2030 /2/                                   750          764         .05
Wells Fargo Bank National Association 7.80% 2010 /3/                             1,750        1,855
Wells Fargo Financial, Inc. 7.60% 2005                                           3,500        3,726         .39

                                                                                             41,446        2.92



INSURANCE  -  2.32%
Allstate Financial Global Funding LLC 6.15% 2006 /2/                             7,000        7,094         .50
The Equitable Life Assurance Society 6.95% 2005 /2/                              7,250        7,431         .52
Lincoln National Corp. 7.25% 2005                                                3,925        4,093         .29
ReliaStar Financial Corp.:
8.625% 2005                                                                      2,000        2,168
8.00% 2006                                                                      11,250       12,165        1.01

                                                                                             32,951



AUTOMOBILES & COMPONENTS  -  2.00%
DaimlerChrysler North America Holding Corp. 7.75% 2011                           3,000        2,997         .21
Ford Motor Credit Co.:
5.75% 2004                                                                       6,000        5,932
6.70% 2004                                                                       2,500        2,535
7.50% 2005                                                                       7,375        7,674        1.14
General Motors Acceptance Corp. 6.85% 2004                                       9,000        9,142         .65

                                                                                             28,280        2.00



UTILITIES  -  1.52%
Israel Electric Corp. Ltd. 7.25% 2006 /2/                                        1,250        1,260         .09
National Rural Utilities Cooperative Finance Corp.                               3,205        3,199         .23
 5.30% 2003
Pacificorp Australia LLC  6.15% 2008 /2/                                        10,000        9,753         .69
Texas Eastern Transmission Corp. 7.30% 2010                                      1,100        1,151         .08
Texas Utilities Co., Series A, 6.20% 2002                                        6,000        6,049         .43

                                                                                             21,412        1.52



TELECOMMUNICATION SERVICES  -  1.31%
AT&T Corp. 5.625% 2004                                                           3,000        2,938         .21
Deutsche Telecom International Finance BV:
7.75% 2005                                                                       3,000        3,092
8.00% 2010                                                                         750          779         .27
Vodafone AirTouch PLC:
7.625% 2005                                                                     10,100       10,643
7.75% 2010                                                                       1,000        1,072         .83

                                                                                             18,524        1.31



ENERGY  -  1.21%
Colonial Pipeline Co. 7.75% 2010 /2/                                               750          776         .05
Oil Enterprises Ltd. 6.239% 2008 /2/                                             8,304        8,300         .59
Pemex Finance Ltd.:
5.72% 2003                                                                       3,438        3,373
6.125% 2003                                                                      2,567        2,527
7.80% 2013                                                                       2,000        2,174         .57

                                                                                             17,150        1.21



TECHNOLOGY HARDWARE & EQUIPMENT  -  0.76%
Motorola, Inc. 6.75% 2006                                                        6,500        6,169         .44
Nortel Networks Ltd. 6.125% 2006                                                 4,750        4,584         .32

                                                                                             10,753         .76



MEDIA  -  0.65%
CBS Corp. 7.15% 2005                                                             3,000        3,113
Viacom Inc. 6.75% 2003                                                           2,475        2,521         .40
Cox Radio, Inc. 6.375% 2005                                                      3,500        3,512         .25

                                                                                              9,146         .65



DIVERSIFIED FINANCIALS  -  0.56%
Associates Corp. of North America 6.45% 2001                                     3,500        3,519
Citicorp Lease Pass Through Trust, pass-through                                  2,738        2,828         .45
 certificates, Series 1999-1, Class A-1,
 7.22% 2005 /2/
Household Finance Corp. 7.875% 2007                                              1,450        1,560         .11

                                                                                              7,907         .56



HEALTH CARE EQUIPMENT & SERVICES  -  0.53%
McKesson Finance of Canada 6.55% 2002 /2/                                        3,200        3,138         .22
R.P. Scherer International Corp. 6.75% 2004                                      4,325        4,383         .31

                                                                                              7,521         .53



FOOD & BEVERAGE   -  0.43%
Nabisco, Inc.:
6.70% 2002                                                                       2,000        2,014
7.05% 2007                                                                       3,000        3,042         .36
Unilever Capital Corp. 7.125% 2010                                               1,000        1,069         .07

                                                                                              6,125         .43



MATERIALS  -  0.40%
Scotia Pacific Co. LLC, Series B:
Class A-1, 6.55% 2028                                                            1,537        1,510
Class A-2, 7.11% 2028                                                            5,000        4,150         .40

                                                                                              5,660         .40



HOTELS RESTAURANTS & LEISURE  -  0.15%
Carnival Corp. 7.70% 2004                                                        2,000        2,083         .15

                                                                                              2,083         .15



RETAILING  -  0.13%
Sears Roebuck Acceptance Corp. 6.95% 2002                                        1,800        1,816         .13

                                                                                              1,816         .13



COMMERCIAL SERVICES & SUPPLIES  -  0.06%
Sotheby's Holdings, Inc. 6.875% 2009 /4/                                         1,000          821         .06

                                                                                                821         .06


ASSET-BACKED OBLIGATIONS /1/ -  18.67%
Arcadia Automobile Receivables Trust, Series 1999-C,                             2,900        3,008         .21
 Class A-3, 7.20% 2007
Banco Nacional de Mexico, SA, Series 1999-A,                                     5,000        5,089         .36
 Class A-1, 7.50% 2006 /2/
Bay View Financial Acquisition Trust, Series 1999-C,                             8,700        8,852         .62
 Class M3, 7.714% 2029 /2/ /3/
Case Equipment Loan Trust, Series 1999-A, Class B,                               1,072        1,080         .08
 5.96% 2005
Chase Manhattan Credit Card Master Trust,                                        8,750        8,895         .63
 Series 1997-5, Class A, 6.194% 2005
Coast-To-Coast Motor Vehicle Owner Trust, Series                                 6,548        6,761         .48
 2000-A, Class A4, 7.33% 2006 /2/
ComEd Transitional Funding Trust, Transitional Funding
 Trust Notes:
Series 1998-1, Class A4, 5.39% 2005                                              2,000        2,012
Series 1998-1, Class A5, 5.44% 2007                                              9,000        9,017         .78
Conseco Finance Home Equity Loan Trust, Series 2000-B,                          10,250       10,836
 Class AF6, 7.80% 2020
Green Tree Financial Corp., pass-through certificates:
Series 1998-2, Class A5, 6.24% 2016                                              3,499        3,523
Series 1993-3, Class A5, 5.75% 2018                                                366          366
Series 1996-10, Class A4, 6.42% 2028                                             1,033        1,039
Series 1996-10, Class A5, 6.83% 2028                                            13,992       14,243
Series 1997-6, Class A6, 6.90% 2029                                              3,000        3,050
Series 1997-6, Class A7, 7.14% 2029                                              7,249        7,367
Greenpoint Manufactured Housing, Series 1999-2,                                  4,250        4,259        3.16
 Class A2, 5.84% 2030
Continental Auto Receivables Owner Trust,                                        2,000        2,069         .15
 Series 2000-B, Class A4, 6.91% 2005 /2/
First Consumer Master Trust:/2/
Series 1999-A, Class A, 5.80% 2005                                               8,000        8,103
Series 1999-A, Class B, 6.28% 2005                                               9,000        9,190        1.22
FIRSTPLUS Home Loan Owner Trust, Series 1997-4,                                    864          863         .06
 Class A5, 6.62% 2015
Green Tree Recreational, Equipment & Consumer Trust,                             8,000        8,210         .58
 Series 1999-A, Class A6, 6.84% 2010
Hitachi Shinpan Co. Ltd., Series 1999-3, Class A,                                6,229        6,421         .45
 9.60% 2006 /2/
Illinois Power Special Purpose Trust, Transitional                               5,000        4,925         .35
 Funding Trust Notes, Series 1998-1, Class A7,
 5.65% 2010
Litigation Settlement Monetized Fee Trust,                                       3,000        3,014         .21
 Series 2001-1A, Class A1, 8.33% 2009 /2/
LML Auto Lease Securitization, Series 1999-A,                                    5,487        5,554         .39
 Class A, 6.45% 2004 /2/
MBNA Master Credit Card Trust II, Series 2000-D,                                 5,750        5,736         .40
 Class B, 5.999% 2009 /3/
MMCA Auto Owner Trust:
Series 2000-2, Class B Asset Backed Notes, 7.42% 2005                            3,500        3,682
Series 2000-1, Class B Asset Backed Notes, 7.55% 2005                            9,000        9,399         .92
The Money Store Home Equity Trust, Series 1994-D,                                7,802        8,015         .57
 Class A5, 8.925% 2022
Nebhelp Trust, Student Loan Interest Margin                                     15,569       16,134        1.14
 Securities, Series 1998-1, Class A, 6.68% 2016 /2/
NPF VI, Inc., Series 1999-1, Class A, 6.25% 2003 /2/                             2,000        2,009         .14
NPF XII, Inc., Series 1999-2, Class A, 7.05% 2003 /2/                           18,750       18,863        1.33
PECO Energy Co., Series 1999-A, Class A-2, 5.63% 2005                            2,500        2,510         .18
Pegasus Aviation Lease Securitization, Series 2000-1,                            4,000        4,246         .30
 Class A2, 8.37% 2030 /2/
PP&L Transition Bond Co. LLC:
Series 1999-1, Class A5, 6.83% 2007                                              7,250        7,467
Series 1999-1, Class A8, 7.15% 2009                                             11,000       11,665        1.35
Puerto Rico Public Financing Corp., Series 1, Class A,                          17,391       17,400        1.23
 6.15% 2008
Rental Car Finance Corp., Series 1999-1, Class C,                                2,000        2,021         .14
 6.50% 2007 /2/
Student Loan Funding LLC, Series 1998-B, Class B3,                              13,500       13,629         .96
 6.25% 2019
Triad Auto Receivables Owner Trust, Series 1999-1,                               3,944        3,984         .28
 Class A2, 6.09% 2005

                                                                                            264,506       18.67

Federal Agency Mortgage-Backed - 17.63%

FEDERAL AGENCY MORTGAGE PASS-THROUGH
 OBLIGATIONS /1/  -  14.12%
Fannie Mae:
6.00% 2013 - 2029                                                                8,262        8,222
6.50% 2013 - 2016                                                               11,865       11,991
7.00% 2008 - 2031                                                               17,499       17,789
7.50% 2009 - 2023                                                               22,990       23,639
8.00% 2002 - 2005                                                                  270          270
8.261% 2002 /3/                                                                  5,079        5,182
8.50% 2008 - 2027                                                                1,672        1,750
9.00% 2009 - 2018                                                                4,116        4,339
9.50% 2009 - 2022                                                                2,322        2,468
10.00% 2018 - 2025                                                               3,485        3,824        5.61
Freddie Mac:
6.00% 2014                                                                       2,338        2,334
7.00% 2008 - 2015                                                                3,823        3,910
8.00% 2003 - 2031                                                                8,481        8,756
8.50% 2008 - 2027                                                                4,174        4,359
8.75% 2008 - 2009                                                                  368          384
9.50% 2010 - 2013                                                                  372          389
10.00% 2018 - 2019                                                               6,328        6,832
11.00% 2018                                                                        802          899        1.97
Government National Mortgage Assn.:
6.00% 2029                                                                         930          913
6.50% 2028 - 2029                                                               19,866       19,860
7.00% 2007 - 2028                                                                3,315        3,386
7.50% 2022 - 2030                                                               15,867       16,249
8.00% 2023 - 2030                                                               30,386       31,318
8.50% 2007 - 2023                                                                7,219        7,494
9.00% 2008 - 2021                                                                2,088        2,179
9.50% 2009 - 2021                                                                7,208        7,544
10.00% 2019                                                                      3,314        3,642        6.54

                                                                                            199,922       14.12



FEDERAL AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS /1/  -  3.51%
Fannie Mae:
Series 91-50, Class H, 7.75% 2006                                                4,465        4,600
Trust D2, 11.00% 2009                                                            1,485        1,622
Series 88-16, Class B, 9.50% 2018                                                  214          229
Series 90-21, Class Z, 9.00% 2020                                                6,221        6,598
Series 90-93, Class G, 5.50% 2020                                                1,074        1,055
Series 2001-4, Class GA, 10.003% 2031                                            7,653        8,361
Series 2001-4, Class NA, 11.673% 2031                                           18,035       20,607
Series 1999-T2, Class A1, 7.50% 2039                                             5,197        5,341        3.42
Freddie Mac:
Series 83-B, Class 3, 12.50% 2013                                                   42           47
Series 1567, Class A, 5.062% 2023 /3/                                            1,308        1,199         .09

                                                                                             49,659        3.51



U.S. TREASURY OBLIGATIONS  -  17.35%
6.375% August 2002                                                                 100          103
5.75% April 2003                                                                10,000       10,250
4.75% February 2004                                                             43,000       43,154
12.375% May 2004                                                                   470          576
6.00% August 2004                                                                8,325        8,682
7.25% August 2004                                                                5,250        5,680
7.875% November 2004                                                             2,240        2,480
11.625% November 2004                                                           22,650       27,891
6.75% May 2005                                                                   4,000        4,308
5.625% February 2006                                                            28,500       29,622
6.50% October 2006                                                              23,250       25,157
3.375% January 2007 /3/ /5/                                                     14,277       14,425
6.25% February 2007                                                             37,750       40,487
6.125% August 2007                                                                 355          379
5.50% May 2009                                                                   7,250        7,496
10.375% November 2009                                                            4,000        4,731
5.75% August 2010                                                               13,500       14,228
8.875% August 2017                                                               1,500        2,056
8.875% February 2019                                                             2,070        2,869
5.50% August 2028                                                                1,095        1,090       17.35

                                                                                            245,664       17.35



COMMERCIAL MORTGAGE-BACKED SECURITIES /1/ - 13.14%
Bear Stearns Commercial Mortgage Securities Inc.:
Series 1998-C1, Class A1, 6.34% 2030                                             4,671        4,773
Series 1999-C1, Class X, interest only,1.182% 2031 /3/                          90,951        5,764         .74
CDC Securitization Corp., pass-through certificates,                             5,000        5,029         .35
 Series 1999-FL1, Class C, 6.869% 2007 /2/ /3/
Chase Commercial Mortgage Securities Corp.,
 pass-through certificates:
Series 1996-1, Class A1, 7.60% 2005                                              1,062        1,111
Series 1997-1, Class A1, 7.27% 2029                                                917          943
Series 1998-1, Class A1, 6.34% 2030                                              2,316        2,363
Series 2000-1, Class A1, 7.656% 2032                                             1,933        2,069
Chase Manhattan Bank - First Union National Bank,                                5,000        5,371         .84
 Commercial Mortgage Trust, pass-through certificates,
 Series 1999-1, Class A-2,  7.439% 2031
Commercial Mortgage Acceptance Corp.:
Series 1998-C1, Class A1, 6.23% 2007                                             1,778        1,809
Series 1998-C2, Class A1, 5.80% 2030                                             3,496        3,517         .38
Commercial Mortgage, pass-through certificates,                                  4,000        4,000         .28
 Series 2000-FL1, Class E, 6.62% 2011 /2/ /3/
CS First Boston Mortgage Securities Corp.,
 pass-through certificates:
Series 1998-C1, Class A1A, 6.26% 2040                                            6,242        6,355
Series 1998-C1, Class C, 6.78% 2040                                              6,450        6,586         .91
Deutsche Mortgage & Asset Receiving Corp.,                                      11,423       11,593         .82
 Series 1998-C1, Class A-1,  6.22% 2031
DLJ Mortgage Acceptance Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006 /2/                                       3,691        3,837
Series 1995-CF2, Class A1B, 6.85% 2027 /2/                                      10,000       10,351
Series 1998-CF2, Class A4, 6.90% 2031                                            3,250        3,329        1.24
GMAC Commercial Mortgage Securities, Inc.,                                       5,000        4,976         .35
 Series 1997-C2, Class C, 6.91% 2029
J.P. Morgan Commercial Mortgage Finance Corp.,                                   9,000        9,172         .65
 Series 1995-C1, Class A2, 7.472% 2010 /3/
LB Commerical Mortgage Trust, Series 1998-C1,                                    1,280        1,302         .09
 Class A1, 6.33% 2030
Merrill Lynch Mortgage Investors, Inc.:
Series 1995-C3, Class A2, 6.831% 2025 /3/                                        4,878        4,936
Series 1995-C3, Class A3, 7.071% 2025 /3/                                        1,500        1,564
Series 1997-C1, Class A1, 6.95% 2029 /3/                                         2,098        2,154
Series 1998-C3, Class A1, 5.65% 2030                                             5,471        5,477        1.00
Morgan Stanley Capital I Inc.:
Series 1998-HF1, Class A1, 6.19% 2007                                            5,178        5,262
Series 1998-HF2, Class A1, 6.01% 2030                                            6,547        6,626
Series 1998-WF2, Class A1, 6.34% 2030                                            5,765        5,896
Series 1999-FNV1, Class D, 7.03% 2032                                            4,000        4,124        1.55
Mortgage Capital Funding, Inc., Series 1998-MC1,                                17,948       18,354        1.30
 Class A1 6.417% 2030
Nomura Asset Securities Corp., Series 1998-D6,                                   7,776        7,936         .56
 Class AA1, 6.28% 2030
Prudential Securities Secured Financing Corp.,                                   2,000        2,035         .14
 Commercial Mortgage pass-through certificates,
 Series 1999-NRF1, Class C, 6.746% 2009
SMA Finance Co., Inc., Series 1998-C1, Class A1,                                21,780       22,118        1.56
 6.27% 2032 /2/
Structured Asset Securities Corp., Series 1999-C3,                               5,403        5,413         .38
 Class E, 6.68% 2013  /2/ /3/

                                                                                            186,145       13.14



COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)/1/  -  4.33%
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,                                937          947         .07
 7.25% 2024
First Nationwide, Series 1999-2, Class 1PA1,                                     6,280        6,259         .44
 6.50% 2029
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                  1,709        1,833         .13
Residential Funding Mortgage Securities I, Inc.,                                 1,948        1,928         .13
 Series 1998-S17, Class M1, 6.75% 2028
Security National Mortgage Loan Trust: /2/
Series 1999-1, Class B, 9.858% 2030                                              6,452        6,561
Series 2000-1, Class A2, 8.75% 2024                                              5,200        5,324         .84
Structured Asset Notes Transaction, Ltd.,                                        4,710        4,667         .33
 Series 1996-A, Class A1, 7.156% 2003 /2/
Structured Asset Securities Corp.:/3/
Series 1998-RF1, Class A, 8.660% 2027  /2/                                      12,853       13,749
Series 1998-RF2, Class A, 8.536% 2027  /2/                                      11,738       12,504
Series 1999-BC1, Class M2, 7.014% 2029                                           7,500        7,585        2.39

                                                                                             61,357        4.33


OTHER  -  1.71%

GOVERNMENT (EXCLUDING U.S.) & GOVERNMENT
 AUTHORITIES -  1.02%
Canadian Government 6.125% 2002                                                  2,000        2,029         .14
KfW International Finance Inc.:
7.625% 2004                                                                      2,500        2,637
7.125% 2005                                                                      3,500        3,721         .45
Ontario (Province of) 7.375% 2003                                                2,500        2,606         .18
Victoria (Territory of) Public Authorities Finance                               3,500        3,540         .25
 Agency, 8.45% 2001

                                                                                             14,533        1.02



TAXABLE MUNICIPAL BONDS  -  0.69%
California Maritime Infrastructure Authority, Taxable                            9,823        9,810         .69
 Lease Revenue Bonds (San Diego Unified Port
District-South Bay Plant Acquisition), Series 1999,
 6.63% 2009 /2/

                                                                                              9,810         .69



FEDERAL AGENCY DEBENTURES  -  1.20%
Fannie Mae  6.00% 2008                                                          16,500       16,938        1.20

                                                                                             16,938        1.20

Total Bonds & Notes   (cost: $1,308,243,000)                                              1,331,292       94.01




                                                                            Principal       Market     Percent
                                                                               Amount        Value      of Net
Short-Term Securities                                                            (000)        (000)     Assets

Corporate Short-Term Notes  -  5.33%

Ciesco LP 5.38% due 4/2/01                                                      16,900       16,817        1.19
Corporate Asset Funding Co. Inc. 5.25% due 3/23/01 /2/                          19,800       19,734        1.39
Corporate Asset Funding Co. Inc. 5.45% due 3/27/01 /2/                           7,000        6,971         .49
General Electric Capital Corp. 5.50% due 3/01/01                                25,000       24,996        1.77
International Bank of Reconstruction and Development                             1,600        1,596         .11
 5.40% due 3/16/01
SBC Communictions Inc. 5.46% due 3/21/01 /2/                                     2,000        1,994         .14
Tribune Co. 5.04% due 5/24/01 /2/                                                3,400        3,360         .24

Total Short Term Securities   (cost: $75,467,000)                                            75,468        5.33

Total Investment Securities   (cost: $1,383,710,000)                                      1,406,760       99.34
Excess of cash and receivables over payables                                                  9,371         .66

NET ASSETS                                                                               $1,416,131    100.00%

See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                        Unaudited
at February 28, 2001                                                    (Dollars in Thousands)
Assets:
Investment securities at market
 (cost: $1,383,710)                                                                       $1,406,760
Cash                                                                                             931
Receivables for -
 Sales of investments                                                       $ 1,564
 Sales of fund's shares                                                       4,782
 Accrued interest                                                            12,013           18,359
                                                                                           1,426,050
Liabilities:
Payables for -
 Purchases of investments                                                     5,452
 Repurchases of fund's shares                                                 1,704
 Dividends on fund's shares                                                   1,393
 Management services                                                            420
 Other expenses                                                                 950            9,919
Net Assets at February 28, 2001 -                                                         $1,416,131

 Unlimited shares authorized
Class A shares:
 Net Assets                                                                               $1,401,190
 Shares outstanding                                                                      103,287,939
 Net asset value per share                                                                    $13.57
Class B shares:
 Net Assets                                                                                  $14,941
 Shares outstanding                                                                        1,101,399
 Net asset value per share                                                                    $13.57



STATEMENT OF OPERATIONS                                                                    Unaudited
for the six month ended February 28, 2001                               (Dollars in Thousands)
Investment Income:
Income:
 Interest                                                                                    $45,610

Expenses:
 Management services fee                                                     $2,616
 Distribution expenses - Class A                                              1,987
 Distribution expenses - Class B                                                 45
 Transfer agent fee - Class A                                                   586
 Transfer agent fee - Class B                                                     4
 Reports to shareholders                                                         23
 Registration statement and prospectus                                           51
 Postage, stationery and supplies                                                69
 Trustees' fees                                                                  13
 Auditing and legal fees                                                         42
 Custodian fee                                                                   13
 Other expenses                                                                   1            5,450
 Net investment income                                                                        40,160
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                              8,591
Net unrealized
 appreciation on investments                                                                  42,603
 Net realized gain and
  unrealized appreciation
  on investments                                                                              51,194
Net Increase in Net Assets Resulting
 from Operations                                                                             $91,354









STATEMENT OF CHANGES IN NET ASSETS                                      (Dollars in Thousands)

                                                                    Six month ended       Year ended
                                                                       February 28,       August 31,
                                                                              2001*              2000
Operations:
Net investment income                                                     $  40,160        $  84,252
Net realized gain (loss) on investments                                       8,591          (20,564)
Net unrealized appreciation
 on investments                                                              42,603           20,599
 Net increase in net assets
  resulting from operations                                                  91,354           84,287

Dividends Paid to Shareholders
  from Net Investment Income:
   Class A                                                                  (41,711)         (79,277)
   Class B                                                                     (242)             (55)
Total Dividends                                                             (41,953)         (79,332)

Capital Share Transactions:
 Proceeds from shares sold                                                  335,578          491,532
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                         34,705           64,630
 Cost of shares repurchased                                                (298,795)        (801,019)
 Net increase (decrease) in net assets resulting                             71,488         (244,857)
  from capital share transactions
Total Increase (Decrease) in Net Assets                                     120,889         (239,902)

Net Assets:
Beginning of period                                                       1,295,242        1,535,144
End of period (including
 undistributed net investment
 income: $3,699 and $5,492,
 respectively)                                                           $1,416,131       $1,295,242

*Unaudited

See Notes to Financial Statements

Notes to Financial Statements

Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class. In addition, on March 15, 2001 (after the date of the financial statements), the fund began offering Class C and Class F shares.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of February 28, 2001, net unrealized appreciation on investments for book and federal income tax purposes aggregated $23,050,000; $27,582,000 related to appreciated securities and $4,532,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 28, 2001. The fund had available at February 28, 2001 a net capital loss carryforward totaling $95,211,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, totaling $18,765,000 which were realized during the period November 1, 1999 through August 31, 2000. The cost of portfolio securities for book and federal income tax purposes was $1,383,710,000 at February 28, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,616,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level
Rate                       In Excess of               Up to
 .30%                       $ 0                        $60 million
 .21                        60 million                 1 billion
 .18                        1 billion                  3 billion
 .16                        3 billion

The agreement also provides for fees based on monthly gross investment income at the following rates:

                           Monthly Gross Investment Income
Rate                       In Excess of               Up to
3.00%                      $0                         $3,333,333
2.50                        3,333,333                  8,333,333
2.00                        8,333,333

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $423,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the six months ended February 28, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. The plans provide for aggregate annual expense limits of 0.30% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.30% annual expense limit is not exceeded. For the six months February 28, 2001, aggregate distribution expenses were limited to $1,987,000 or 0.30% of net assets attributable to Class A shares. As of February 28, 2001, unreimbursed expenses, which remain subject to reimbursement, totaled $1,392,000.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the six months ended February 28, 2001, aggregate distribution expenses were $45,000 or 1.00% of net assets attributable to Class B shares.

As of February 28, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $676,000 and $11,000, respectively.

TRANSFER AGENT FEE - A fee of $590,000 was incurred during the six months ended February 28, 2001 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 2001, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $55,000.

AFFILIATED TRUSTEES' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $491,328,000 and $405,154,000, respectively, during the six months ended February 28, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the six months ended February 28, 2001, the custodian fee of $13,000 was paid by these credits rather than in cash.

As of February 28. 2001, net assets consisted of the following:

Capital share transactions in the fund were as follows:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                $1,494,766
Undistributed net investment income                                                  3,699
Accumulated net realized loss                                                     (105,384)
Net unrealized appreciation                                                         23,050
Net assets                                                                      $1,416,131


                                                                               Six months       Six months
                                                                                    ended            ended
                                                                             February 28,     February 28,
                                                                                      2001             2001
                                                                             Amount (000)           Shares
Class A Shares:
  Sold                                                                          $ 323,020       24,279,330
  Reinvestment of dividends                                                        34,482        2,590,420
  Repurchased                                                                    (295,571)     (22,221,033)
   Net increase (decrease) in Class A                                              61,931        4,648,717
Class B Shares:*
  Sold                                                                             12,558          942,187
  Reinvestment of dividends                                                           223           16,666
  Repurchased                                                                      (3,224)        (241,895)
   Net increase in Class B                                                          9,557          716,958
Total net increase (decrease) in fund                                           $  71,488        5,365,675






                                                                               Year ended       Year ended
                                                                               August 31,       August 31,
                                                                                      2000             2000
                                                                             Amount (000)           Shares
Class A Shares:
  Sold                                                                          $ 485,516       37,436,826
  Reinvestment of dividends                                                        64,579        4,984,201
  Repurchased                                                                    (799,924)     (61,764,311)
   Net increase (decrease) in Class A                                            (249,829)     (19,343,284)
Class B Shares:*
  Sold                                                                              6,016          465,197
  Reinvestment of dividends                                                            51            3,908
  Repurchased                                                                      (1,095)         (84,664)
   Net increase in Class B                                                          4,972          384,441
Total net increase (decrease) in fund                                          $ (244,857)     (18,958,843)


* Class B shares were not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS /1/

                                                                                       Net
                                            Net asset                         gains(losses)
                                                value,             Net        on securities   Total from
                                             beginning       investment      (both realized    investment
Period ended                                 of period           income     and unrealized)    operations
Class A:
 2/28/2001                                       $13.08        $.40 /2/            $.51 /2/           $.00
2000                                              13.01         .78 /2/             .03 /2/            .00
1999                                              13.56              .76               (.55)           .21
1998                                              13.42              .83                 .17          1.00
1997                                              13.26              .86                 .15          1.01
1996                                              13.52              .88               (.27)           .61
Class B:
 2/28/2001                                        13.08         .35 /2/             .51 /2/            .00
 2000 /4/                                         13.01         .25 /2/             .13 /2/            .00






                                             Dividends
                                            (from net                            Net asset
                                            investment            Total          value, end        Total
Period ended                                   income)    distributions           of period        return
Class A:
 2/28/2001                                       $(.42)           $(.42)              $12.66         7.06%
2000                                              (.74)            (.74)               12.27          6.48
1999                                              (.76)            (.76)               13.01          1.54
1998                                              (.86)            (.86)               13.56          7.68
1997                                              (.85)            (.85)               13.42          7.83
1996                                              (.87)            (.87)               13.26          4.63
Class B:
 2/28/2001                                        (.37)            (.37)               12.71          6.69
 2000 /4/                                         (.31)            (.31)               12.70          3.60






                                                           Ratio of               Ratio of
                                           Net assets,     expenses              net income   Portfolio
                                         end of period    to average             to average    turnover
Period ended                             (in millions)    net assets             net assets      rate
Class A:
 2/28/2001                                      $1,401     .81% /3/               6.03% /3/     31.95%
2000                                              1,290       .83                       6.06    48.18
1999                                              1,535     .75 /6/                     5.69    70.19
1998                                              1,459     .75 /6/                     6.09    79.19
1997                                              1,338       .82                       6.40    41.55
1996                                              1,429       .80                       6.53    48.25
Class B:
 2/28/2001                                           15    1.51 /3/                5.17 /3/     31.95
 2000 /4/                                             5    1.50 /3/                5.40 /3/   48.18 /5/


/1/ The periods 1996 through 2000 represent fiscal years ended August 31. The period ended 2001 represents the six month periods ended February 28, 2001 (unaudited). Total returns for the six month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

/2/ Based on average shares outstanding.

/3/ Annualized.

/4/ Class B shares were not offered before March 15, 2000. The period 2000 represents the the 169-day period ended August 31, 2000.

/5/ Represents portfolio turnover rate (equivalent for all share classes) for the year ended August 31, 2000.

/6/ Had CRMC not waived management services fees, the fund's expense ration would have been 0.78% for the fiscal year ended August 31, 1999 and 0.79% for the fiscal year ended August 31, 1998.

SHARE RESULTS: CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods ended March 31, 2001
(the most recent calendar quarter)

                                                     ONE YEAR     LIFETIME*

CLASS B SHARES
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable
only if shares are sold                               5.73%         6.95%

Not reflecting CDSC                                  10.73%        10.77%

CLASS C AND CLASS F SHARES
Results for these shares are not shown because of brief time between their introduction on March 15, 2001, and the end of the period.

*From March 15, 2000, when B shares first became available.



[THE AMERICAN FUNDS GROUP(R)]

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800|421-0180 OR VISIT US AT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF INTERMEDIATE BOND FUND OF AMERICA, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. IF USED AS SALES MATERIAL AFTER JUNE 30, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN FUNDS GROUP STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA CDA/CG/5017
Lit. No. IBFA-013-0401